Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Intangible Assets

All figures in £ millions	Goodwill	Software	Acquired customer lists, contracts and relationships	Acquired trademarks and brands	Acquired publishing rights	Other intangibles acquired	Total
Cost
At 1 January 2019	2,111	959	910	267	184	457	4,888
Exchange differences	(57)	(22)	(29)	(10)	(5)	(20)	(143)
Additions – internal development	—	137	—	—	—	—	137
Additions – purchased	—	1	—	—	—	—	1
Disposals	—	(15)	(88)	(19)	—	(47)	(169)
Acquisition through business combination	18	—	—	—	—	23	41
Transfer from property, plant and equipment	—	7	—	—	—	—	7
Transfer to intangible assets – pre-publication	—	(28)	—	—	—	—	(28)
Movement in held for sale	67	—	—	—	—	—	67

At 31 December 2019	2,139	1,039	793	238	179	413	4,801
Exchange differences	(45)	(24)	(25)	(19)	(2)	(48)	(163)
Additions – internal development	—	80	—	—	—	—	80
Additions – purchased	—	1	—	—	—	—	1
Disposals	—	(6)	(17)	(21)	(80)	(16)	(140)
Transfer from property, plant and equipment	—	9	—	—	—	—	9
Transfer from intangible assets – pre-publication	—	5	—	—	—	—	5

At 31 December 2020	2,094	1,104	751	198	97	349	4,593

All figures in £ millions	Goodwill	Software	Acquired customer lists, contracts and relationships	Acquired trademarks and brands	Acquired publishing rights	Other intangibles acquired	Total
Amortisation
At 1 January 2019	—	(512)	(647)	(181)	(178)	(361)	(1,879)
Exchange differences	—	16	22	7	4	19	68
Charge for the year	—	(115)	(51)	(11)	(2)	(22)	(201)
Impairment charge	—	—	—	(12)	—	(53)	(65)
Disposals	—	10	88	19	—	46	163
Transfer from property, plant and equipment	—	(3)	—	—	—	—	(3)
Transfer to intangible assets – pre-publication	—	16	—	—	—	—	16

At 31 December 2019	—	(588)	(588)	(178)	(176)	(371)	(1,901)
Exchange differences	—	18	23	13	2	46	102
Charge for the year	—	(112)	(44)	(14)	(2)	(8)	(180)
Impairment charge	—	—	(2)	—	—	(10)	(12)
Disposals	—	6	17	21	81	15	140

At 31 December 2020	—	(676)	(594)	(158)	(95)	(328)	(1,851)

Carrying amounts
At 1 January 2019	2,111	447	263	86	6	96	3,009
At 31 December 2019	2,139	451	205	60	3	42	2,900

At 31 December 2020	2,094	428	157	40	2	21	2,742

Summary of Useful Economic Life of Intangible Assets
The range of useful economic lives for each major class of intangible asset (excluding goodwill and software) is shown below:

2020
Class of intangible asset	Useful economic life
Acquired customer lists, contracts and relationships	3-20 years
Acquired trademarks and brands	2-20 years
Acquired publishing rights	5-20 years
Other intangibles acquired	2-20 years

Summary of Amortisation Profile of Intangible Assets
The expected amortisation profile of acquired intangible assets is shown below:

	2020
All figures in £ millions	One to five years	Six to ten years	More than ten years	Total
Class of intangible asset
Acquired customer lists, contracts and relationships	116	40	1	157
Acquired trademarks and brands	30	9	1	40
Acquired publishing rights	2	—	—	2
Other intangibles acquired	13	8	—	21

Summary of Carrying Value of Goodwill	Impairment reviews were conducted on these revised CGUs as summarised below:

2020 CGUs

	2020	2019
All figures in £ millions	Goodwill	Goodwill
North American Courseware	—	—
OPM	18	18
Virtual Schools	374	386
Assessments	1,002	1,035
International (includes the separate CGUs of Brazil, China, India and South Africa)	700	700

Total	2,094	2,139

Summary of Detailed Information About In Carrying Value Of Goodwill
The table below shows the key assumptions for those CGUs for which the carrying value of goodwill is significant in comparison to the total carrying value of goodwill:

	Discount rate	Perpetuity growth rate
Virtual Schools	9.5%	2.0%
Other International	9.3%	2.2%
Assessments	9.5%	2.0%

Summary of Cumulative Impact of Changes in Assumptions Used in Calculating the Fair Value

	Headroom at 31 December 2020	Discount rate	Discount rate for zero headroom	Perpetuity growth rate	Perpetuity growth rate for zero headroom	Contribution* reduction p.a. for zero headroom
North American Courseware	£424m	9.5%	10.7%	2.0%	1.0%	£32m
OPM	£176m	9.5%	11.4%	2.0%	0.3%	£13m
Brazil	£42m	13.6%	16.2%	3.5%	1.5%	£5m
Other International	£368m	9.3%	10.5%	2.2%	1.3%	£27m